Accounts receivable net (Details 1)	12 Months Ended
Dec. 31, 2020 USD ($)
Subtotal	$ 43,068
> 1 year [Member]
Subtotal	43,068
1-2 months [Member]
Subtotal	0
2-3 months [Member]
Subtotal	0
3-6 months [Member]
Subtotal	0
6-12 months [Member]
Subtotal	0
Within 1 month [Member]
Subtotal	$ 0